NVIT Developing Markets Fund Summary Prospectus April 29, 2016

Class II

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. This Summary Prospectus is intended for use in connection with variable insurance contracts, and is not intended for use by other investors. The Fund’s Prospectus and Statement of Additional Information, both dated April 29, 2016, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to nationwide.com/mutualfundsnvit, email a request to web_help@nationwide.com or call 800-848-0920, or ask any variable insurance contract provider who offers shares of the Fund as an underlying investment option in its products.

Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Class II Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fee	0.25%
Other Expenses	0.54%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.77%
Fee Waiver/Expense Reimbursement[1,2]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.66%

1	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Financial Advisors (the “Adviser”) have entered into a written contract waiving 0.05% of the management fee to which the Adviser would be entitled until April 30, 2017. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.

2	The Trust and the Adviser have entered into a written contract limiting annual fund operating expenses to 1.20% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses and certain other expenses) until April 30, 2017. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses, or the current expense limitation, if different.

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and the application of any expense limitation or waivers for the periods indicated under “Fees and Expenses” above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class II shares	169	547	949	2,075

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106.85% of the average value of its portfolio.

NSP-DMKT 4/16

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies that are tied economically to emerging market countries. The Fund considers a company to be tied economically to emerging market countries if it is headquartered, trades on an exchange or maintains at least 50% of its assets in, or derives at least 50% of its revenues from, emerging market countries. Emerging market countries are typically developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund typically maintains investments in at least six countries at all times. The Fund may invest in companies of any size, including smaller companies.

The Fund consists of two portions managed by different subadvisers acting independently with respect to the assets of the Fund they manage. NFA is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of the Trust, selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA also determines the amount of Fund assets to allocate to each subadviser. NFA has selected Lazard Asset Management LLC (“Lazard”) and Standard Life Investments (Corporate Funds) Limited (“Standard Life Investments”) to subadvise different portions of the Fund because they approach investing in emerging market securities in a different manner from each other.

Lazard utilizes a flexible investment approach and engages in bottom-up, fundamental security analysis and selection. Lazard may consider a security’s growth or value potential in managing its portion of the Fund. Lazard may invest in securities of any market capitalization, although it typically invests in securities of companies with a market capitalization of $300 million or more. The allocation of this portion’s assets among countries and regions may vary from time to time based on Lazard’s judgment and analysis of market conditions. Lazard may sell a security when its (1) target price is achieved, (2) risk analysis is unfavorable, (3) fundamental drivers deteriorate or the investment thesis is invalidated, or (4) there is a negative change in corporate strategy or corporate governance.

Standard Life Investments believes company fundamentals drive stock prices and that the market is not efficient at pricing such fundamentals when they are undergoing, or face the prospect of, material change. Standard Life Investments aims to identify and evaluate improving situations that are not fully recognized by the market by utilizing a bottom-up stock selection process. Sector, regional and country allocations are a result of stock selection. This investment strategy is not growth- or value-biased or momentum driven, but is style-agnostic. Standard Life Investments may sell a stock if it believes (1) the stock no longer meets its valuation criteria or the investment thesis is invalidated; (2) the stock’s risk parameters outweigh its return opportunity; (3) more attractive alternatives are identified; or (4) specific events alter a stock’s prospects.

In allocating assets between the subadvisers, NFA seeks to increase diversification among securities and investment styles in order to potentially increase the possibility for investment return and reduce risk and volatility.

The Fund may engage in active and frequent trading of portfolio securities.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Smaller company risk – smaller companies are usually less stable in price and less liquid than are larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have limited resources. Therefore, they generally involve more risk.

Country risk – if the Fund emphasizes one or more countries, it may be more susceptible to the financial, market, political or economic events affecting the particular issuers and industries participating in such countries than funds that do not emphasize particular countries.

Growth style risk – growth stocks are those issued by companies whose earnings a subadviser expects to grow consistently faster than those of other companies. Growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Value style risk – value stocks are those that a subadviser believes to be trading at prices that do not reflect the issuing company’s

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intrinsic value. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the subadviser believes to be temporary. Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadvisers will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Multi-manager risk – while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadviser. It is possible that the security selection process of one subadviser will not complement that of the other subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and may adversely impact the Fund’s performance.

Loss of money is a risk of investing in the Fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns – Class II Shares

(Years Ended December 31,)

Highest Quarter:     29.15% – 2nd qtr. of 2009

Lowest Quarter:     -31.12% – 3rd qtr. of 2008

Average Annual Total Returns

(For Periods Ended December 31, 2015:)

	1 Year	5 Years	10 Years
Class II shares	-16.32%	-6.51%	0.91%
MSCI Emerging Markets® Index (reflects no deduction for fees or expenses)	-5.68%	2.55%	1.96%

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadvisers

Lazard Asset Management LLC (“Lazard”)

Standard Life Investments (Corporate Funds) Limited (“Standard Life Investments”)

Portfolio Managers

Portfolio Manager	Title	Length of Service with Fund
Lazard
Stephen Russell, CFA	Director, Portfolio Manager/Analyst	Since 2016
Thomas Boyle	Director, Portfolio Manager/Analyst	Since 2016
Paul Rogers, CFA	Director, Portfolio Manager/Analyst	Since 2016
Standard Life Investments
Alistair Way	Head of Asian and GEM Equities	Since 2016

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to

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accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.

Payments to Broker-Dealers and Other Financial Intermediaries

This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that may also be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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